Goodwill (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Goodwill.
Schedule of change in the carrying amount of goodwill

The following table summarizes changes in the carrying amount of goodwill for the three months ended March 31, 2020:

Total
Balance as of December 31, 2019	$1,328,045
Acquisitions	499,067
Changes due to foreign currency fluctuations	(4,028)
Balance as of March 31, 2020	$1,823,084

Balance as of December 31, 2017	$1,311,253
Acquisition	21,527
Disposal	(49,349)
Impact of foreign currency fluctuations and other	(512)
Balance as of December 31, 2018	$1,282,919
Acquisition	44,779
Transferred to Assets held for sale	(468)
Impact of foreign currency fluctuations and other	815
Balance as of December 31, 2019	$1,328,045